Trade Receivables - Summary of Loss Allowances for Trade Receivables (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Trade receivables	€ 300	€ 1,101
Loss allowance (ECL)	(330)	0
Not overdue [member]
Disclosure of financial assets [line items]
Trade receivables	178	656
Loss allowance (ECL)	€ (3)	€ 0
Expected default risk in relation to ECL	1.60%	0.00%
1 to 30 days overdue [member]
Disclosure of financial assets [line items]
Trade receivables	€ 0	€ 444
Loss allowance (ECL)	€ 0	€ 0
Expected default risk in relation to ECL	0.00%	0.00%
More than 90 days overdue [member]
Disclosure of financial assets [line items]
Trade receivables	€ 451	€ 0
Loss allowance (ECL)	€ (327)	€ 0
Expected default risk in relation to ECL	72.40%	0.00%